Subsequent Events (Details) (Distribution, USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
Jul. 26, 2013
Distribution
Subsequent Events
Cash distribution declared (in dollars per unit)	$ 1.35
Aggregate cash distribution declared	$ 199.3